Warrants - Schedule of Outstanding and Exercisable Warrants (Details) (10-K) - Warrants [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Warrants Outstanding, Number of Warrants	4,366,960
Warrants Exercisable, Exercisable Number of Warrants	4,349,460
Exercise Price Range 1 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 12.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	183,969
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	183,969
Exercise Price Range 2 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 6.25
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	75,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	75,000
Exercise Price Range 3 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 6.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	1,875,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	1,875,000
Exercise Price Range 4 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.99
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	100,000
Warrants Exercisable, Weighted Average Remaining Life in Years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	100,000
Exercise Price Range 5 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.62
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	138,392
Warrants Exercisable, Weighted Average Remaining Life in Years	2 years 10 months 25 days
Warrants Exercisable, Exercisable Number of Warrants	138,392
Exercise Price Range 6 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.30
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	116,912
Warrants Exercisable, Weighted Average Remaining Life in Years	1 year 1 month 6 days
Warrants Exercisable, Exercisable Number of Warrants	116,912
Exercise Price Range 7 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 4.20
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	1,441,298
Warrants Exercisable, Weighted Average Remaining Life in Years	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	1,441,298
Exercise Price Range 8 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 2.00
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	50,000
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	50,000
Exercise Price Range 9 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 1.59
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	17,500
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years
Warrants Exercisable, Exercisable Number of Warrants
Exercise Price Range 10 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 1.50
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	188,108
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 2 months 12 days
Warrants Exercisable, Exercisable Number of Warrants	188,108
Exercise Price Range 11 [Member]
Warrants Outstanding, Exercise Price | $ / shares	$ 1.28
Warrants Outstanding, Exercisable Into Common stock	Common Stock
Warrants Outstanding, Number of Warrants	180,781
Warrants Exercisable, Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	180,781